Stockholders’ Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 12, 2020	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 06, 2023	Jun. 16, 2020
Stockholders’ Equity [Line Items]
Ordinary shares authorized			450,000,000
Ordinary value per share (in Dollars per share)			$ 0.0001
Preferred shares par value per share (in Dollars per share)			0.0001	$ 0.0001
Share capital authorized (in Dollars)						$ 50,000
Shares issued						500,000,000
Par value (in Dollars per share)			$ 0.685
Preferred shares authorized			2,500,000,000	2,500,000,000
Ordinary shares outstanding							17,399,176
Additional ordinary shares	121,473
Warrant exercisable period			3 years
Exercise price (in Dollars per share)					$ 87.5
Aggregate amount (in Dollars)					$ 278,000
Exercise of august 2020 PIPE warrants					770,833
Aggregate proceeds of investors (in Dollars)					$ 777,971
Warrant purchase			14,583
Volatility risk free rate			51.69%
Risk free interest rate, percentage			0.21%
Recognized in expenses (in Dollars)			$ 382,000	$ 382,000	382,000
Call Option [Member]
Stockholders’ Equity [Line Items]
Strategic Cooperation Agreement			On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares, represented by ADSs at a price fixed at US$2 per Class A ordinary share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met: (i) if the closing price of the shares in the Company exceeds US$150 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (ii) if the closing price of the shares in the Company exceeds US$250 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (iii) if the closing price of the shares in the Company exceeds US$375 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.
Aggregate fair value (in Dollars)			$ 1,909,000
Aggregate proceeds (in Dollars)				$ 4,000,000	$ 4,000,000
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred shares issued			50,000,000
Preferred shares par value per share (in Dollars per share)			$ 0.0001
Share capital authorized (in Dollars)						$ 5,000,000
Preferred shares authorized						2,500,000,000
Shares issued						50,000,000,000
Excess share par value (in Dollars per share)						$ 0.0001
Preferred shares par value (in Dollars per share)						$ 0.0001
Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)					$ 100
Aggregate amount (in Dollars)					$ 16,000
Private Placement [Member]
Stockholders’ Equity [Line Items]
Description of securities purchase agreement			the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 30,000 ADSs and warrants to purchase an aggregate of 30,000 of the Company’s ADS at US$150.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$100.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 3,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees. In accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, warrants are classified within stockholders’ equity as “additional paid in capital” upon their issuance. The proceeds were allocated to ordinary shares and private investment in public equity warrants (“PIPE Warrants”) on the relative fair value of the securities in accordance with ASC 470-20-30. In aggregate, the net proceeds to the Company were approximately $2,531,000 classified within stockholders’ equity, including a subscription receivable of $508,750 classified in the other receivables in the consolidated balance sheets as of December 31, 2020 which was received in January 2021.
Aggregate proceeds of investors (in Dollars)					$ 1,500,000
Fair value call option (in Dollars per share)			$ 0.01
Class A ordinary shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						300,000,000
Ordinary shares authorized			40,000,000,000	40,000,000,000
Par value (in Dollars per share)						$ 0.0001
Shares issued			179,250,754	48,761,596
Ordinary shares authorized						40,000,000,000
Ordinary shares outstanding			179,250,754	48,761,596			7,647,962
Additional ordinary shares	29,591
Conversion rights description			Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022 and January 13, 2023, the Company held General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, and from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, respectively.
Shares outstanding			179,250,754	48,761,596
Common Stock, Shares, Issued			179,250,754	48,761,596
Warrant purchase			729,167
Class A ordinary shares [Member] | Call Option [Member]
Stockholders’ Equity [Line Items]
Ordinary shares issued					2,000,000
Class A ordinary shares [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized			300,000,000
Exercise of august 2020 PIPE warrants					770,833
Aggregate proceeds of investors (in Dollars)					$ 36
Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						150,000,000
Ordinary shares authorized			7,500,000,000	7,500,000,000
Par value (in Dollars per share)			$ 0.02
Preferred shares authorized						50,000,000
Ordinary shares authorized						7,500,000,000
Ordinary shares outstanding			23,843,096	9,843,096			9,751,214
Additional ordinary shares	91,882
Aggregate shares		1,933,740
Common Stock, Shares, Issued			23,843,096	9,843,096
Class B Ordinary Shares [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized			150,000,000
Exercise of august 2020 PIPE warrants
Aggregate proceeds of investors (in Dollars)
Class B Ordinary Shares [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred shares par value per share (in Dollars per share)						$ 0.0001
Series A Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Shares issued
Shares outstanding
Series A Preferred Shares [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Exercise of august 2020 PIPE warrants
Aggregate proceeds of investors (in Dollars)
Series B Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Shares issued
Shares outstanding
Tranches one [Member]
Stockholders’ Equity [Line Items]
Fair value call option (in Dollars per share)			$ 0.47
Tranches Two [Member]
Stockholders’ Equity [Line Items]
Fair value call option (in Dollars per share)			0.33
Tranches Three [Member]
Stockholders’ Equity [Line Items]
Fair value call option (in Dollars per share)			$ 0.16
Binomial Option Pricing Model [Member]
Stockholders’ Equity [Line Items]
Expected term			2 years
Stock price per share (in Dollars per share)			$ 97
Dividend yield			0.00%
Yun Tian [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Subscription shares			3,876,481